Capital structure and financial items - Financial assets and liabilities - Financial Liabilities by Category (Details) - DKK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	kr 26,182	kr 22,960
Financial liabilities measured at fair value through the income statement
Disclosure of financial liabilities [line items]
Financial liabilities	734	2,024
Financial liabilities measured at fair value through the income statement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	734	2,024
Financial liabilities measured at amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	25,448	20,936
Financial liabilities measured at amortised cost | Borrowings (non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	3,009	0
Financial liabilities measured at amortised cost | Borrowings (current)
Disclosure of financial liabilities [line items]
Financial liabilities	1,474	515
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	6,358	6,756
Financial liabilities measured at amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,085	14,098
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	kr (478)	kr (433)